Equipment, net (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Exascale Labs Inc. [Member]
Depreciation expenses	$ 1,565	$ 1,601	$ 5,194	$ 4,633	$ 6,234	$ 4,110